Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 402		¥ 420
Net Derivative Asset Liability Measured On Recurring Basis Unobservable Inputs Reconciliation Transfers Into Level3	1
Net Derivative Asset Liability Measured On Recurring Basis Unobservable Inputs Reconciliation Transfers Out Of Level3	1
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	61		¥ 112
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 17	¥ 2
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred out of Level 3	¥ 35	6
Fair value of liabilities transferred into Level 3	19	¥ 17
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 1